UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 18, 2026 to August 17, 2026

Commission File Number of Issuing entity:	333-201743-01

Central Index Key Number of issuing entity:	0001652031

Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-201743

Central Index Key Number of depositor:	0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541886
0001102113

UBS Real Estate Securities Inc.
Bank of America, National Association
(Exact name of sponsor(s) as specified in its charter)

Paul E. Kurzeja (980) 386-8509
(Name and telephone number, including area code, of the person to contact in connection with this filing)

NC
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-5304267
38-3977507
38-3977508
38-7146424
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor
Chicago Illinois 60603
(Address of principal executive offices of issuing entity)

28255
(Zip Code)

704-386-2400
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-SB	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
X-D	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On August 17, 2026 a distribution was made to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. and held by Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

UBS Real Estate Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 12, 2026. The CIK Number of UBS Real Estate Securities Inc. is 0001541886.

Bank of America, National Association filed its most recent Form ABS-15G under Rule 15Ga-1 on January 21, 2026. The CIK Number of Bank of America, National Association is 0001102113.

PART II - OTHER INFORMATION ITEM

Item 9. Other Information.
Midland Loan Services, A Division of PNC Bank, N.A., in its capacity as Master Servicer for Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: July 17,2026	$465,809.76
Current Distribution Date: August 17,2026	$482,208.58

*REO Account Balance
Prior Distribution Date: July 17,2026	$0.00
Current Distribution Date: August 17,2026	$0.00

Account Name Deal:	Last Month with Data	Beginning Balance	Ending Balance	Comment
REO Account-Joliet	4/2022	$0.00	$0.00	030295892/REO Title Date 10/25/2019 Account closed 4/7/2022.
REO Account-West Acres	3/2022	$0.00	$0.00	030295892/REO Title Date 10/25/2019 Account closed 3/26/2022.
REO Account-Brookfield	3/2022	$0.00	$0.00	030295892/REO Title Date 10/25/2019 Account closed 3/26/2022
REO Account-Mayfair	8/2022	$0.00	$0.00	030295892/REO Title Date 10/25/2019
REO Account-Southridge	11/2021	$0.00	$0.00	030295892/REO Title Date 10/25/2019 Account closed 12/6/2021.
REO Account-Bay Park	6/2021	$0.00	$0.00	030295892/REO Title Date 10/25/2019 Account closed.
REO Account-Rite Aid Carlisle	Sep-25	$18,260.72	$13,352.51	9/25/25 REO

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: July 17,2026	$450.87
Current Distribution Date: August 17,2026	$436.32

Interest Reserve Account Balance
Prior Distribution Date: July 17,2026	$0.00
Current Distribution Date: August 17,2026	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: July 17,2026	$0.00
Current Distribution Date: August 17,2026	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: July 17,2026	$0.00
Current Distribution Date: August 17,2026	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, relating to the August 17, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

Date: August 26, 2026	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, relating to the August 17, 2026 distribution.